Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Provision for income taxes	$ 29,027,000	$ 0
Unrecognized tax benefits	0	0
Penalties and interest accrued related to uncertain tax positions	0	0
Estimated tax cost of distributable earnings of subsidiaries	292,000
Non-capital tax losses	209,759,000	53,941,000
Non-capital tax losses, no expiration	150,707,000
Non-capital tax losses, expire between 2033 and 2039	59,052,000
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0	9,575,000
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	2,111,000	4,179,000
Foreign
Tax Credit Carryforward [Line Items]
Non-capital tax losses	$ 298,998,000	$ 116,026,000